Significant accounting policies - Capitalized interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Significant accounting policies
Total interest expenses	¥ 5,005		¥ 6,501	¥ 9,469
Less: interest expenses capitalized				(1,532)
Interest expenses	¥ 5,005	$ 705	¥ 6,501	¥ 7,937